Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs, including the VIEs’ subsidiaries, for which the Group is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Group operates its internet related business in the PRC through three PRC domestic companies, Jiufu Shuke, Beijing Yi Qi Mai and Beijing Puhui Lianyin Information Technology Limited (“Beijing Puhui”), whose equity interests are held by certain management members and the Founders of the Group. The Group established four wholly-owned foreign invested subsidiaries in the PRC, Beijing Shuzhi Lianyin Technology Co., Ltd (“Shunzhi Lianyin”), Zhuhai Xiaojin Hulian Technology Co., Ltd (“Xiaojin Hulian”), Zhuhai Wukong Youpin Technology Co., Ltd (“Wukong Youpin”), and Qianhai Fuyuan Network Technology (Shenzhen) Co., Ltd (“Qianhai Fuyuan”, together with Shunzhi Lianyin, Xiaojin Hulian, and Wukong Youpin collectively referred as the “WFOEs”).

By entering into a series of agreements (the “VIE Agreements”), the Group, through WFOEs, obtained control over Jiufu Shuke and Beijing Puhui (collectively referred as “VIEs”). The VIE Agreements enable the Group to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Group is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. In making the conclusion that the Group is the primary beneficiary of the VIEs, the Group’s rights under the Power of Attorney also provide the Group’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Group also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to the Group. By charging service fees to be determined and adjusted at the sole discretion of the Group, and by ensuring that the Master Exclusive Services Agreement is executed and remains effective, the Group has the rights to receive substantially all of the economic benefits from the VIEs.

Details of the VIE Agreements, are set forth below:

VIE Agreements that give the Group effective control over the VIEs include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Each shareholder of the VIEs grant to any person designated by the WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIEs. The proxy and power of attorney agreements will remain effective as long as the WFOEs exist. The shareholders of the VIEs do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Each shareholder of the VIEs granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIEs, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIEs for a purchase price equal to the registered capital. The shareholders of the VIEs will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIEs and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose of the equity interests or declare any dividends. The option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIEs.

Spousal Consent

The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding the VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between the WFOEs and each shareholder of the VIEs, the WFOEs extended loans to the shareholders of the VIEs, who had contributed the loan principal to the VIEs as registered capital. The shareholders of VIEs may repay the loans only by transferring their respective equity interests in the VIEs to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

The VIE Agreements that enables the Group to receive substantially all of their economic benefits include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WFOEs to secure the performance by the VIEs and their shareholders of their respective obligations under the contractual arrangements, including the payments due to the WFOEs for services provided. In the event that the VIEs breach any obligations under these agreements, the WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIEs shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or are terminated.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, the WFOEs have the exclusive right to provide the VIEs with technical support, consulting services and other services. The WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs may not accept any services covered by this agreement provided by any third party. The exclusive service agreements provide that the VIEs shall pay service fees to WFOEs, and WFOEs are entitled to and responsible for all economic benefits and risks derived by VIEs. The agreement will remain effective unless the WFOEs terminate the agreement in writing.

Risks in relation to the VIE structure

The Group believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Impose fines or other requirements on the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Require the Group’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations;
●	Restrict or prohibit the Group’s use of the proceeds from any public offering to finance the Group’s business and operations in China;
●	Shut down the Group’s servers or blocking the Group’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Group’s operations; and/or
●	Require the Group to undergo a costly and disruptive restructuring.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the afore mentioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive the economic benefits from the VIEs. The Group currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its WFOEs, or the VIEs.

Under the VIE Arrangements, the Group has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Group to provide additional financial support to the VIEs. However, as the Group conducts its businesses primarily based on the licenses held by the VIEs, the Group has provided and will continue to provide financial support to the VIEs.

Revenue-producing assets held by the VIEs include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC and therefore are integral to the Group’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

The Company consolidates Yuan Yu Global Fund SPC and accounts for as a VIE because it is deemed to control such fund. The Company has an economic interest and as the investment manager, is deemed to have both the power to direct the most significant activities of the products and the right to receive benefits that could potentially be significant to this fund.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Assets:
Cash and cash equivalents	155,360	319,275
Restricted cash	152,136	218,151
Investment in marketable securities	1,422,725	2,032,157
Accounts receivable, net	78,502	83,044
Other receivables, net	4,206	7,996
Loans receivable, net	6,964	—
Amount due from the subsidiaries of the Group*	93,722	75,348
Prepaid expenses and other assets	147,209	153,055
Investments	797,573	282,685
Operating lease right-of-use assets, net	6,274	1,935
Property, equipment and software, net	48,103	41,179
Total assets	2,912,774	3,214,825
Liabilities:
Payroll and welfare payable	11,467	9,302
Taxes payable	301,935	291,392
Accrued expenses and other liabilities	70,155	72,914
Operating lease liabilities	4,696	192
Amounts due to related parties	6,022	6,112
Amount due to the subsidiaries of the Group*	1,009,332	991,829
Deferred tax liabilities	—	3,130
Total liabilities	1,403,607	1,374,871
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	396,650	271,164	252,264
Net (loss) income	(73,079)	83,076	92,995
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by operating activities	339,806	25,148	143,307
Net cash (used in) provided by investing activities	(5,021)	(1,136,444)	81,062
Net cash provided by financing activities	—	—	5,561

The VIEs contributed an aggregate of 87.48% and 87.02% of the consolidated net revenues for the years ended December 31, 2024 and 2025, respectively. The remaining revenues are from HK. As of December 31, 2024 and 2025, the VIEs accounted for an aggregate of 70.65%, and 74.79%, respectively, of the consolidated total assets. The assets that were not associated with the VIEs primarily consist of cash and cash equivalents, restricted cash and investment in marketable securities.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net (loss) income, shareholders’ equity, or cash flows as previously reported.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Areas where management uses subjective judgment include, but are not limited to revenue recognition, provision for credit losses for receivables, impairment loss of investments, share-based compensation and valuation allowance for deferred tax assets. Actual results may differ materially from these estimates.

Revenue recognition

Revenue recognition

The Group follows the Financial Accounting Standards Board (FASB) Accounting Standards Codification 606 (“ASC 606”), Revenue from Contracts with Customers (Topic 606).

The core principle of Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the guidance of FASB ASC 606, we are required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation.

Technical services

The Group offers technical services to customers including technology empowerment services, operations and marketing services, customized software development, etc. Technology empowerment services to customers with respect to user acquisition, risk management, consumption scenario perceptions and comprehension and data modeling.

Technical services generate revenues primarily from fixed-price short-term contracts from technology empowerment services, operations and marketing support services and is generally recognized over time on a ratable basis. Revenue generated from technology customized software development is recognized when control over the customized software has been transferred to the customer.

Sales income

Sales income from sales of the products to end customers directly through the online stores run on third party e-commerce platforms with a platform service agreement. Under the platform service agreement, the Group sets up online stores on the platforms to sell the Group’s products to end customers. The platforms provide services to support the operations of the online store including processing sales orders and collecting from end customers. The platforms charge the Group service fees based on the Group’s sales through the online stores. The Group enters sales contracts directly with the end customers. The platforms do not take control of the goods and are not a party to sales contracts with end customers. The Group is responsible for selling and fulfilling all obligations according to its sales contracts with end customers, including delivering products and providing customer support. Accordingly, the Group determined the end customers (as opposed to the platforms) as its customers. The Group identifies its performance obligation to transfer control of provide and deliver the products ordered on the e-commerce platform to the customers. The sales contracts with end customers normally include a customer’s right to return products within 7 days after receipt of goods. If customers report defects after receipt but are still within the warranty period (varies from 6 months to 24 months), the Group will have the defective goods repaired, replaced or take other appropriate action to compensate timely, usually within 48 hours.

The Group recognizes revenues net of discounts and sales returns when the products are delivered and title is passed to customers. For the years ended December 31, 2023, 2024 and 2025, sales returns are RMB262, RMB216 and RMB69, respectively.

Wealth management

Wealth management revenue consists of: (i) internet securities services revenue, which primarily consists of commissions and brokerage income, management fee income and agency fee income; and (ii) insurance services revenue, primarily consists of customers referral income.

The Group offers offshore securities investment services and IPO subscription service and charge fees to individual investors to connect them with Hong Kong and U.S. stock markets. Internet securities services generate revenue from commissions through customers’ transactions in stocks by providing brokerage services.

The Group enters into insurance service contracts with insurance companies with a pre-agreed commission. The commissions are normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium collected by paid to the insurance companies from sales facilitated by the Group.

For each type of wealth management services, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. The internet securities service is recognized at a point in time on the trade date when the performance obligation is satisfied. The insurance service commissions are earned when each individual service is completed.

Legacy business

In December 2020, as part of the effort to redirect the Group’s business focus, we ceased publishing information relating to new offerings of investment opportunities in legacy products for investors on our online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by us and certain licensed asset management companies, the rights of investors in then existing loans underlying the legacy products have been transferred to such companies.

Online Lending Information Intermediary Services revenue (under legacy business). Through its online platform, the Group provided intermediary services for the personal financing products, One Card, under which the holders of One Card could apply for loans on a revolving basis (“revolving loan products”). The Group also provided one-time loan facilitation services to meet various consumption needs (“non-revolving loan products”). The Group has determined that it was not the legal lender or borrower in the loan origination and repayment process but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group did not record loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform. The Group considered its customers to be both the investors and borrowers. The Group considered the loan facilitation services and post-origination services as two separate services, which represented two separate performance obligations under Topic 606, as these two deliverables were distinct in that customers could benefit from each service on its own and the Group delivered the services were separately identifiable from each other in the contract.

In December 2020, the Group ceased publishing information relating to new offerings of investment opportunities in legacy products for investors on its online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by the Group and a licensed asset management company, the rights of investors in existing loans underlying the legacy products were transferred to the asset management company. After such transfer, the outstanding balance of loans facilitated became nil and loan facilitation services were nil in 2023, 2024 and 2025, and the asset management company provided the existing investors with services in relation to the return of their remaining investment in loans in the direct lending program. Through its direct lending program, the Group provided traffic referral services to financial institution partners, allowing the financial institution partners to gain access to borrowers who passed the Group’s risk assessment.

Revenues of legacy business recognized in 2023, 2024 and 2025 were RMB3,629, RMB5,326 and nil, respectively, which are presented in post-origination services in the consolidated statements of operations.

Value added taxes (“VAT”)

The Group is subject to value added tax, or VAT, at a rate 13% or 9% on sales of products, and at a rate of 6% on services rendered by the Group, less any deductible VAT the Group has already paid or borne, at a VAT rate 3% for small-scale taxpayers with rate 1% deduction. VAT is reported as a deduction to revenue when incurred which resulted in a VAT payable of RMB2,670, and RMB1,993 as of December 31,2024 and 2025, respectively. The net VAT balance between input VAT and output VAT is included in taxes payable or prepaid expenses and other assets on the consolidated balance sheet.

Disaggregation of revenues

Technical service revenue, sales income and post-origination services revenue are generated from China, while wealth management revenue is primarily derived from Hong Kong. The following table illustrates the disaggregation of revenues by services offering in 2023, 2024 and 2025, respectively.

	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Technical services	247,770	143,648	117,698
Sales income	142,628	124,973	134,308
Post-origination services	3,629	5,326	—
Wealth management	18,422	36,027	37,874
Total	412,449	309,974	289,880

Deferred Revenue

Deferred revenue consists of post-origination service fees received from borrowers, investors and financial institution partners for which services have not yet been provided. Deferred revenues are recognized ratably as revenue when the post-origination services are delivered during the loan period. Deferred revenue was fully recognized as of the end of 2024.

Quality assurance fund liability

Quality assurance fund liability

In order to provide assurance for investors, the Group established an investors’ protection plan. The Group cooperated with third party guarantee and insurance companies, who provided investor protection services to replace the former quality assurance fund model, and the Group has no legal obligation to make compensation payments to investors on defaulted loans, and therefore no longer records a quality assurance fund liability in accordance with ASC 405-20, Extinguishments of liabilities.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other receivables, prepaid expenses and other assets, marketable securities, term deposits, long-term investments, amount due from related parties, amount due to related parties, and accrued expenses and other liabilities. The carrying amounts of these financial instruments, except for long-term investments approximate their fair values because of their generally short-term maturities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash

The restricted cash primarily consists of amounts received from investors for the purpose of buying or selling securities on their behalf, and bank deposit frozen by certain judicial freezing order. As of December 31, 2024, and 2025, the Group had restricted bank deposits of RMB264,263 and RMB315,599, respectively. The detailed restricted funds are, i) restricted funds due to brokage business which is restricted and governed by Securities and Futrues Rules under Securities and Futures Ordinance, the amount was RMB93,878 and RMB79,965 as of December 31, 2024, and 2025, respectively. ii) restricted funds due to lawsuits which were related to certain judicial freezing order, the amount was RMB147,094 and RMB211,673 as of December 31, 2024, and 2025, respectively. iii) required government reserves, the amount was RMB23,291 and RMB23,961 as of December 31, 2024, and 2025, respectively.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Investment in marketable securities

Investment in marketable securities

The Group invests in marketable equity securities to meet business objectives. The marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets. The Group purchases common stocks, funds, floating rate bonds on the open market through bank and securities companies.

Loans receivable

Loans receivable

Loans receivable are measured at amortized cost and net of allowance for current expected credit losses. If the loans receivable with allowance for current expected credit losses is subsequently collected, the previously recognized allowance for current expected credit losses is reversed.

Inventories

Inventories

Inventories consisting of products available for sale are valued at the lower of cost or net realizable value with cost determined using the first-in, first-out cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Adjustments are recorded when future estimated net realizable value is less than cost. Write-downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income (loss). Certain costs attributable to buying and receiving products, such as freight in, are also included in inventories. As of December 31, 2024, and 2025, the Group had inventories of RMB998 and RMB1,080 included in “Prepaid expenses and other assets” in the consolidated balance sheets, respectively.

Allowance for credit losses

Allowance for credit losses

Accounts receivable, other receivables, loans receivable and amounts due from related parties are stated at their historical carrying amount net of write-offs and an allowance for credit losses. The Group maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC326”). The Group continuously monitors collections from its borrowers based on various factors, including aging, historical collection data, specific collection issues that have been identified, borrower concentration, general economic conditions and other factors surrounding the credit risk of specific borrowers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined it is probable that the balance will not be collected. The movement of the provision for credit loss is as follows:

	Accounts receivable	Other receivables	Loans receivable (Note 3)	Amounts due from related parties (Note 10)	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2023	1,446,022	29,934	575,884	198,055	2,249,895
Provision for credit losses	748	8,716	13,642	997	24,103
Reversals	(12,011)	(90)	(1,000)	(437)	(13,538)
Write-offs	—	—	(202,900)	—	(202,900)
Foreign currency translation adjustment	65	666	884	—	1,615
Balance at December 31, 2024	1,434,824	39,226	386,510	198,615	2,059,175
Provision for credit losses	151	2,093	964	—	3,208
Reversals	(850)	(2)	—	(2,625)	(3,477)
Write-offs	(795)	(17,319)	—	—	(18,114)
Foreign currency translation adjustment	(97)	(428)	(1,636)	—	(2,161)
Balance at December 31, 2025	1,433,233	23,570	385,838	195,990	2,038,631

Investments

Investments

The Group’s investments consist of equity securities without readily determinable fair values, equity method investments, held-to-maturity and available-for-sale investments.

a.	Equity securities without readily determinable fair value

For investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not common stocks or in-substance common stocks, as these equity securities do not have readily determinable fair value, the Group measure these equity securities investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All dividends received from investments accounted for under the measurement alternative are recognized in the consolidated statements of operations as dividend income from investments in the period in which the right to receive such dividends is established, which is generally the declaration date.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and the fair value in the consolidated statements of operations.

b.	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Moreover, for investment of limited partnerships, ASC 323-30-S99-1 requires the use of the equity method unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies.” In accordance with ASC 323, the Group subsequently adjusts the carrying amount of its investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

c.	Held-to-maturity

The balance of held-to-maturity securities are recorded at amortized cost. Securities for which management has the intent and ability to hold until maturity are classified as held-to-maturity and are carried at cost, adjusted for amortization of premiums and accretion of discounts on a level yield basis (amortized cost).

The allowance for credit losses of the held-to-maturity securities reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity debt investments.

d.	Available-for-sale investments

For investments determined to be debt securities, the Group accounts for it as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. The available-for-sale investments are carried at their fair value and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss) in the consolidated statement of comprehensive income (loss).

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income or loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASC Topic 350, the Group first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Application of the goodwill impairment test requires management judgement, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Based on the Group’s impairment assessment, the Group fully impaired the goodwill in the amount of RMB24,809 in the year ended December 31, 2023.

Intangible assets

Intangible assets

Intangible assets consist of purchased license assets, which are recorded at cost less accumulated amortization and impairment. Amortization is provided on a straight-line basis over the estimated useful lives which are 5 to 20 years.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software consists of computer and transmission equipment, furniture and office equipment, office buildings, software, and leasehold improvements, which are recorded at cost less accumulated depreciation, amortization and impairment. The net residual value of property, equipment and software is nil to 5%. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and office equipment	4-5 years
Office building	10-20 years
Software	5-10 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful life
Property, equipment and software with finite useful lives are amortized on a straight-line basis over their estimated useful lives, which are determined based on contractual or legal rights, expected technological obsolescence, and the Group's historical experience with similar assets. The Group reviews the estimated useful lives of its property, equipment and software each year. The estimated useful lives are reassessed when events or changes in circumstances indicate that the original estimates may no longer be appropriate, such as significant changes in the technological, market or business environment, changes in the expected use of the assets, or the earlier-than-expected obsolescence of the assets. Changes in estimated useful lives are accounted for prospectively as a change in accounting estimate in accordance
Origination and servicing expense

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support expenses for the operation of the insurance brokerage business.

Sales and marketing expenses	Sales and marketing expenses Sales and marketing expenses consists primarily of staff costs and various marketing expenses, including those related to user acquisition.
General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of salaries, bonuses, benefits, office facilities and other support overhead costs, professional services fees as well as non-recurring items.

Cost of goods sold	Cost of goods sold Cost of goods sold primarily consists of the purchase price of products, packaging material, handling costs and product delivery costs. Cost of goods sold is related to sales income.
Government subsidy income

Government subsidy income

The Group receives government grants and subsidies in the PRC from various local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statements of operations in the period the cash was received. The government grants received by the Group were RMB407, RMB311 and RMB130 for the years ended December 31, 2023, 2024 and 2025, respectively.

Leases

Leases

The Group leases certain office premises in different cities in the PRC and overseas under operating leases. In accordance with FASB ASC Topic 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement date. The Group measures its lease liabilities based on the present value of the total lease payments to be paid discounted based on the more readily determinable rate implicit in the lease or the Groups incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of corporate debt of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding present value of lease payments adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available for use by the Group. The Group’s leases have remaining lease terms of up to 0.58 years. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Group elects to apply the short-term lease measurement and recognition exemption for contracts with lease terms of 12 months or less therefore the short-term leases are not recorded on the Group’s consolidated balance sheet.

Income taxes

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statement and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are also provided for net operating loss carryforwards.

Net deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operations. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that a portion of or all of the net deferred tax assets will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operation and comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees and management, such as share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions are recognized when it is probable that the performance condition will be achieved. The Group has elected to recognize forfeitures when they occur.

Net income (loss) per ordinary share

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group has share options which could potentially dilute basic net income per ordinary share in the future. The dilutive effect of outstanding share-based awards is reflected in the diluted net (loss) income per share by application of the treasury stock method or if converted method. When the Group has a loss, the dilutive effect of these securities is not included as they would be anti-dilutive.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the chief executive officer. The Group has three reportable segments: E-commerce services, technology Empowerment service and Wealth Management services.

Foreign currency translation

Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Group’s entities in Hong Kong is Hong Kong dollars. The functional currency of the Group’s other overseas entities is US dollars. The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss), and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income/(loss) in the consolidated statements of changes in shareholders’ equity.

Convenience translation

Convenience translation

Translations of amounts from RMB into US$ are presented solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 on December 31, 2025, representing the exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into the US$ at such rate, or at any other rate.

Significant risks and uncertainties

Significant risks and uncertainties

i)	Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB171,101 and RMB325,431, which were denominated in RMB at December 31, 2024 and 2025, respectively, representing 45.10% and 74.89% of the cash and cash equivalents at December 31, 2024 and 2025, respectively. As of December 31, 2025, 74.89%, 8.41%, and 16.70% of the Group’s total cash and cash equivalents held were in RMB, USD, and HKD and other foreign currencies, respectively.

ii)	Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivable, other receivable, loans receivable, amount due from related party, and long-term investment. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2024 and 2025, the majority of the Group’s cash and cash equivalents, restricted cash and certain wealth management products and time deposits with maturities more than one year recorded in marketable securities and other investments were held at major financial institutions located in the Chinese mainland and Hong Kong which the management believes are of high credit ratings for issuer, product risk rating and low historical default rate and holding period. As of December 31, 2024 and 2025, the majority of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC. As of December 31, 2025, according to the Deposit Insurance Regulation in different areas, RMB12,363 was insured and RMB310,467 was not insured in mainland China with the policy of RMB500 insured by each banking financial institution, RMB4,792 was insured and RMB103,070 was not insured in HK, with the policy of HKD800 insured by each banking financial institution, RMB872 was insured and nil was not insured in America with the policy of $250,000 insured by each banking financial institution, RMB2,963 was not insured in Southeast Asia with the policy of nil insured. Accounts receivables are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group made loans to third-party companies under loan agreements and is exposed to credit risk in the case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal balance plus accrued interest on the balance sheets dates. As of December 31, 2024 and 2025, there was RMB6,964 and nil of loans receivable outstanding, respectively. The Group evaluates and monitors the credit worthiness of the debtors and records a provision for credit losses based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor. Refer to Note 2 Details of the VIE for concentrations in the geographic areas.

The following tables summarized the customer with greater than 10% of the total revenue and account receivables:

	For the Year Ended December 31,
Percentage of the total revenue	2023	2024	2025
Customer A	30%	*	*
Customer B	16%	*	*
Customer C	*	16%	21%
Percentage of the Accounts receivable	December 31, 2024	December 31, 2025
Customer A	18%	10%
Customer C	33%	17%
*	The percentage was below 10% for the period
iii)	Fair value risk

The assets of the Group that are measured at fair value include investment in marketable securities and available-for-sale investment. The fair value information is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented. When the management’s assessment indicates that an impairment exists, the Group writes down the investment to its fair value. The assets measured at fair value by this group were RMB2,018,058 and RMB2,862,917 at December 31,2024 and 2025, respectively, representing 49% and 67% of the total assets as of December 31, 2024 and 2025 respectively.

iv)	Legal risk

From time to time, the Group are subject to legal proceedings in relation to the operation of our business and legacy business. We may be subject to claims, controversies, lawsuits and legal proceedings, which could have a material adverse effect on our results of operations, financial condition, cash flows and reputation. Please refer to Note 19-commitments and contingencies for further details.

v)	Cyber Security risk

All of our services are connected to and controlled and monitored by internet-based platforms administered by us or third-party providers. Additionally, we rely on internal computer networks for many of the systems used to operate the business generally. We may be vulnerable to breaches, unauthorized access, misuse, computer viruses or other malicious code and cyber-attacks. We take protective measures and endeavors to modify these internal systems as circumstances warrant to prevent unauthorized intrusions or disruptions. Through the date of this report, there were no cyber security issues.

Recent accounting pronouncements adopted

Recent accounting pronouncements adopted

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which improves reportable segment disclosure requirements. The amendments require the disclosure of (1) significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; (2) an amount for other segment items by reportable segment and a description of its composition; and (3) the title and position of the CODM and an explanation of how the CODM uses the reported measure(s). The amendments also provide disclosure requirements for interim periods and entities that have a single reportable segment. The new guidance is required to be applied retrospectively to all prior periods presented in the financial statements. The Group adopted this update effective January 1, 2024 and there is no material effect on the financial statements. Please refer to Note 14 for further details.

In December 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC 740-10-50-12 to require public business entities (“PBEs”) to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If PBE is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, PBEs that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC 740-10-50-12A, which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: (1) State and local income tax, net of federal (national) income tax effect; (2) Foreign tax effects; (3) Effect of changes in tax laws or rates enacted in the current period; (4) Effect of cross-border tax laws; (5) Tax credits; (6) Changes in valuation allowances; (7) Nontaxable or nondeductible items; (8) Changes in unrecognized tax benefits. PBEs must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group has adopted this ASU 2023-09 from January 1, 2025 on a prospective basis, and the adoption did not have a material impact on its consolidated financial statements but resulted in certain additional disclosures as required by ASU.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326)”. This amendment provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company adopted this update effective January 1, 2026 and there is no material effect on the financial statements.